Ordinary Shares (Details) - USD ($)		1 Months Ended	12 Months Ended
	Nov. 06, 2012	May 31, 2010	Sep. 30, 2016	Sep. 30, 2011	Sep. 30, 2015
Ordinary Shares (Textual)
Ordinary share, shares authorized			100,000,000		100,000,000
Ordinary share, par value			$ 0.01		$ 0.01
Ordinary shares issued			1,405,000		1,405,000
Ordinary shares outstanding			1,405,000		1,405,000
Stocks issued during periods shares Issued for cash		4,000,000
Stock issuance costs		$ 1,496,000
Reverse stock split	1-for-10
Restricted Stock [Member]
Ordinary Shares (Textual)
Shares issued for noncash considerations				50,000
Reserve Stock Split [Member]
Ordinary Shares (Textual)
Ordinary share, par value	$ 0.001
Reverse stock split			The Company shall issue one (1) ordinary share (each, "New Share," collectively "New Shares") for every ten (10) ordinary shares held by its members ("Old Shares") (the "Reverse Stock Split"). The par value of each New Share was $0.01, equal to the aggregate of the par value of ten Old Shares combined.
Public Offering [Member]
Ordinary Shares (Textual)
Ordinary shares issued		10,000,000
Ordinary shares outstanding		10,000,000
Stocks issued during periods shares Issued for cash		4,000,000
Stocks issued during period values issued for cash		$ 16,000,000
Equity issuances per share amounts		$ 4.00
Employee Stock [Member]
Ordinary Shares (Textual)
Shares issued for noncash considerations				50,000